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                           STI CLASSIC VARIABLE TRUST

                     SUPPLEMENT DATED AUGUST 24, 2005 TO THE
                    STATEMENT OF ADDITIONAL INFORMATION DATED
                                   MAY 1, 2005


      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                 AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


THE FOLLOWING IS ADDED TO THE END OF THE FIRST PARAGRAPH UNDER "ASSET-BACKED SECURITIES" ON PAGE 4:

Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.



THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER "DOLLAR ROLLS" ON PAGE 5:

To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.








               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE